SCHEDULE OF ACTIVITES STATUS OF REPRESENTATIVE’S WARRANTS (Details) - Representatives Warrants [Member]	12 Months Ended
Sep. 30, 2025 $ / shares shares
Class of Warrant or Right [Line Items]
Balance shares at beginning of the year
Weighted Average Price per Share at beginning of the year | $ / shares
Exercise, shares	1,438
Exercise, Weighted Average Price per Share | $ / shares	$ 450
Exercised Weighted Average Remaining Term, Years	5 years
Forfeited or expired, shares
Balance shares at end of the year	1,438
Weighted Average Price per Share at end of the year | $ / shares	$ 450
Outstanding as Weighted Average Remaining Term, Years	4 years 2 months 12 days